Property, Plant and Equipment - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Weighted Average Number Of Shares Outstanding Basic And Diluted Proforma [Abstract]
Depreciation expenses	¥ 162,733	¥ 170,418	¥ 175,771
Amount due for purchase of property, plant and equipment	¥ 27,688	¥ 30,601